                               Janus Aspen Series
                              Institutional Shares

                        Supplement dated August 10, 2007
           To Currently Effective Statement of Additional Information

The following replaces the corresponding information found in the TRUSTEES AND OFFICERS section under JANUS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED, MATERIAL CONFLICTS and COMPENSATION on pages 57 through 60:

JANUS INVESTMENT PERSONNEL

   OTHER ACCOUNTS MANAGED

   The following table provides information relating to other accounts managed by the portfolio managers as of June 30, 2007. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

                                                                       Other Registered         Other Pooled
                                                                     Investment Companies    Investment Vehicles   Other Accounts
    -----------------------------------------------------------------------------------------------------------------------------
    Andrew Acker                Number of Other Accounts Managed                      3                 None                   1(1)
                                Assets in Other Accounts Managed       $  1,066,554,486                 None       $ 331,971,937
    Jonathan D. Coleman         Number of Other Accounts Managed                      3                    1                   2
                                Assets in Other Accounts Managed       $  2,134,425,260         $ 46,916,118       $   1,497,382
    David J. Corkins            Number of Other Accounts Managed                      5                 None                   1
                                Assets in Other Accounts Managed       $ 14,671,115,387                 None       $  30,000,672
    Brent A. Lynn               Number of Other Accounts Managed                      2                 None                None
                                Assets in Other Accounts Managed       $ 10,328,389,754                 None                None
    Marc Pinto                  Number of Other Accounts Managed                      6                    2                  34(2)
                                Assets in Other Accounts Managed       $  2,363,625,891         $ 76,774,374       $ 591,440,296
    Scott W. Schoelzel          Number of Other Accounts Managed                     15                    1                  11
                                Assets in Other Accounts Managed       $ 16,216,262,235         $ 43,903,223       $ 575,555,097
    Gibson Smith                Number of Other Accounts Managed                     12                 None                   7
                                Assets in Other Accounts Managed       $  5,298,151,266                 None       $ 961,866,505
    Minyoung Sohn               Number of Other Accounts Managed                      6                 None                   1
                                Assets in Other Accounts Managed       $  8,342,306,804                 None       $   3,549,893
    Darrell Watters             Number of Other Accounts Managed                      6                 None                None
                                Assets in Other Accounts Managed       $  1,525,173,241                 None                None
    Burton H. Wilson            Number of Other Accounts Managed                      3                 None                None
                                Assets in Other Accounts Managed       $  1,059,885,945                 None                None
    Jason P. Yee                Number of Other Accounts Managed                      5(3)              None                   1
                                Assets in Other Accounts Managed       $  4,915,270,607                 None       $  31,380,660

   (1) One of the accounts included in the total, consisting of $331,971,937 of the total assets, has a performance-based advisory fee.
   (2) One of the accounts included in the total, consisting of $241,810,129 of the total assets, has a performance-based advisory fee.
   (3) Two of the accounts included in the total, consisting of $4,802,840,850 of the total assets, have performance-based advisory fees.

   MATERIAL CONFLICTS

   As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Portfolios. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Portfolio. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under "Additional Information About Janus Capital and the Subadviser."

   COMPENSATION INFORMATION

   The following describes the structure and method of calculating a portfolio manager's compensation as of July 1, 2007.

   Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing a Portfolio and any other funds, portfolios or accounts for which they have exclusive or shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers ("CIO") of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, each as noted below.

   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is based on pre-tax performance of the Managed Funds.

   Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

   Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).

   A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts;
   (iii) contributions to the sales process; and (iv) client relationships.

   ANALYST VARIABLE COMPENSATION: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is derived from a formula tied to a combination of the aggregate fund-weighted and asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year rolling periods, subject to a reduction in the event of absolute negative performance. The analyst team pool is then allocated among the eligible analysts at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.

   CIO VARIABLE COMPENSATION: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors. Variable compensation from firm-wide investment performance is calculated based upon the firm-wide aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis.

   Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

   Each Portfolio's Lipper peer group for compensation purposes is shown in the following table:

    Portfolio                                           Lipper Peer Group
    ----------------------------------------------------------------------------------------------------
    GROWTH & CORE
      Large Cap Growth Portfolio                        VA Large-Cap Growth Funds
      Forty Portfolio                                   VA Large-Cap Growth Funds
      Mid Cap Growth Portfolio                          VA Mid-Cap Growth Funds
      Growth and Income Portfolio                       VA Large-Cap Core Funds
      Fundamental Equity Portfolio                      VA Large-Cap Core Funds
      Balanced Portfolio                                VA Mixed-Asset Target Allocation Moderate Funds
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                        VA Global Funds
      International Growth Portfolio                    VA International Funds
    SPECIALTY EQUITY
      Global Technology Portfolio                       VA Science & Technology Funds
      Global Life Sciences Portfolio                    VA Health/Biotechnology Funds
    BOND
      Flexible Bond Portfolio                           VA Intermediate Investment Grade Debt Funds

                Please retain this Supplement with your records.

                               Janus Aspen Series
                                 Service Shares

                        Supplement dated August 10, 2007
           To Currently Effective Statement of Additional Information

The following replaces the corresponding information found in the TRUSTEES AND OFFICERS section under JANUS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED, MATERIAL CONFLICTS and COMPENSATION on pages 63 through 66:

JANUS INVESTMENT PERSONNEL

   OTHER ACCOUNTS MANAGED

   The following table provides information relating to other accounts managed by the portfolio managers as of June 30, 2007. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

                                                                       Other Registered         Other Pooled
                                                                     Investment Companies    Investment Vehicles   Other Accounts
    -----------------------------------------------------------------------------------------------------------------------------
    Andrew Acker                Number of Other Accounts Managed                      3                 None                   1(1)
                                Assets in Other Accounts Managed       $  1,066,554,486                 None       $ 331,971,937
    Jonathan D. Coleman         Number of Other Accounts Managed                      3                    1                   2
                                Assets in Other Accounts Managed       $  2,134,425,260         $ 46,916,118       $   1,497,382
    David J. Corkins            Number of Other Accounts Managed                      5                 None                   1
                                Assets in Other Accounts Managed       $ 14,671,115,387                 None       $  30,000,672
    Jakob V. Holm               Number of Other Accounts Managed                      1                 None                None
                                Assets in Other Accounts Managed       $     43,661,755                 None                None
    Brent A. Lynn               Number of Other Accounts Managed                      2                 None                None
                                Assets in Other Accounts Managed       $ 10,328,389,754                 None                None
    Marc Pinto                  Number of Other Accounts Managed                      6                    2                  34(2)
                                Assets in Other Accounts Managed       $  2,363,625,891         $ 76,774,374       $ 591,440,296
    Scott W. Schoelzel          Number of Other Accounts Managed                     15                    1                  11
                                Assets in Other Accounts Managed       $ 16,216,262,235         $ 43,903,223       $ 575,555,097
    Gibson Smith                Number of Other Accounts Managed                     12                 None                   7
                                Assets in Other Accounts Managed       $  5,298,151,266                 None       $ 961,866,505
    Minyoung Sohn               Number of Other Accounts Managed                      6                 None                   1
                                Assets in Other Accounts Managed       $  8,342,306,804                 None       $   3,549,893
    Darrell Watters             Number of Other Accounts Managed                      6                 None                None
                                Assets in Other Accounts Managed       $  1,525,173,241                 None                None
    Burton H. Wilson            Number of Other Accounts Managed                      3                 None                None
                                Assets in Other Accounts Managed       $  1,059,885,945                 None                None
    Jason P. Yee                Number of Other Accounts Managed                      5(3)              None                   1
                                Assets in Other Accounts Managed       $  4,915,270,607                 None       $  31,380,660

   (1) One of the accounts included in the total, consisting of $331,971,937 of the total assets, has a performance-based advisory fee.

   (2) One of the accounts included in the total, consisting of $241,810,129 of the total assets, has a performance-based advisory fee.
   (3) Two of the accounts included in the total, consisting of $4,802,840,850 of the total assets, have performance-based advisory fees.

   MATERIAL CONFLICTS

   As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Portfolios. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Portfolio. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under "Additional Information About Janus Capital and the Subadvisers."

   COMPENSATION INFORMATION

   The following describes the structure and method of calculating a portfolio manager's compensation as of July 1, 2007.

   Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing a Portfolio and any other funds, portfolios or accounts for which they have exclusive or shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers ("CIO") of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, each as noted below.

   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is based on pre-tax performance of the Managed Funds.

   Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

   Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).

   A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts;
   (iii) contributions to the sales process; and (iv) client relationships.

   ANALYST VARIABLE COMPENSATION: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is derived from a formula tied to a combination of the aggregate fund-weighted and asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year rolling periods, subject to a reduction in the event of absolute negative performance. The analyst team pool is then allocated among the eligible analysts at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.

   CIO VARIABLE COMPENSATION: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors. Variable compensation from firm-wide investment performance is calculated based upon the firm-wide aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis.

   Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

   Each Portfolio's Lipper peer group for compensation purposes is shown in the following table:

    Portfolio                                           Lipper Peer Group
    ----------------------------------------------------------------------------------------------------
    GROWTH & CORE
      Large Cap Growth Portfolio                        VA Large-Cap Growth Funds
      Forty Portfolio                                   VA Large-Cap Growth Funds
      Mid Cap Growth Portfolio                          VA Mid-Cap Growth Funds
      Growth and Income Portfolio                       VA Large-Cap Core Funds
      Fundamental Equity Portfolio                      VA Large-Cap Core Funds
      Balanced Portfolio                                VA Mixed-Asset Target Allocation Moderate Funds
    VALUE
      Small Company Value Portfolio                     VA Small Cap Core Funds
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                        VA Global Funds
      International Growth Portfolio                    VA International Funds
      Foreign Stock Portfolio                           VA International Funds
    SPECIALTY EQUITY
      Global Technology Portfolio                       VA Science & Technology Funds
      Global Life Sciences Portfolio                    VA Health/Biotechnology Funds
    BOND
      Flexible Bond Portfolio                           VA Intermediate Investment Grade Debt Funds

                Please retain this Supplement with your records.

                               Janus Aspen Series
                               Service II Shares

                        Supplement dated August 10, 2007
           To Currently Effective Statement of Additional Information

The following replaces the corresponding information found in the TRUSTEES AND OFFICERS section under JANUS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED, MATERIAL CONFLICTS and COMPENSATION on pages 47 through 49:

JANUS INVESTMENT PERSONNEL

   OTHER ACCOUNTS MANAGED

   The following table provides information relating to other accounts managed by the portfolio managers as of June 30, 2007. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

                                                                       Other Registered         Other Pooled
                                                                     Investment Companies    Investment Vehicles   Other Accounts
    -----------------------------------------------------------------------------------------------------------------------------
    Brent A. Lynn               Number of Other Accounts Managed                      2                 None                None
                                Assets in Other Accounts Managed       $ 10,328,389,754                 None                None
    Burton H. Wilson            Number of Other Accounts Managed                      3                 None                None
                                Assets in Other Accounts Managed       $  1,059,885,945                 None                None
    Jason P. Yee                Number of Other Accounts Managed                      5(1)              None                   1
                                Assets in Other Accounts Managed       $  4,915,270,607                 None        $ 31,380,660

   (1) Two of the accounts included in the total, consisting of $4,802,840,850 of the total assets, have performance-based advisory fees.

   MATERIAL CONFLICTS

   As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Portfolios. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Portfolio. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under "Additional Information About Janus Capital."

   COMPENSATION INFORMATION

   The following describes the structure and method of calculating a portfolio manager's compensation as of July 1, 2007.

   Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing a Portfolio and any other funds, portfolios or accounts for which they have exclusive or shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers ("CIO") of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, each as noted below.

   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is based on pre-tax performance of the Managed Funds.

   Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

   Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).

   A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts;
   (iii) contributions to the sales process; and (iv) client relationships.

   ANALYST VARIABLE COMPENSATION: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is derived from a formula tied to a combination of the aggregate fund-weighted and asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year rolling periods, subject to a reduction in the event of absolute negative performance. The analyst team pool is then allocated among the eligible analysts at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.

   CIO VARIABLE COMPENSATION: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors. Variable compensation from firm-wide investment performance is calculated based upon the firm-wide aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis.

   Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

   Each Portfolio's Lipper peer group for compensation purposes is shown in the following table:

    Portfolio                                           Lipper Peer Group
    ----------------------------------------------------------------------------------------------------
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                        VA Global Funds
      International Growth Portfolio                    VA International Funds
    SPECIALTY EQUITY
      Global Technology Portfolio                       VA Science & Technology Funds

                Please retain this Supplement with your records.